Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2023
Document Creation Date	dei_DocumentCreationDate	Apr. 26, 2023